Schedule of changes in intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	$ 145,684,611	$ 142,271,856	$ 85,546,331
Mergers and Acquisitions (Note 5)		2,573,000	56,449,000
Effect of movement in foreign exchange rates		3,445,955	276,525
Disposals	4,836,075,000	(2,606,200)
Balance, December 31, 2022	28,717,173	13,133,261	4,440,324
Amortization		15,693,927	8,672,513
Effect of movement in foreign exchange rates		541,185	20,424
Disposals		(651,200)
Balance, December 31, 2022	116,967,438	129,138,595
Domain name [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	49,555,573	50,834,054	40,930,000
Mergers and Acquisitions (Note 5)			9,779,000
Effect of movement in foreign exchange rates		676,519	125,054
Disposals		(1,955,000)
Balance, December 31, 2022
Amortization
Effect of movement in foreign exchange rates
Disposals
Balance, December 31, 2022	49,555,573	50,834,054
Application and technology development [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	18,317,703	16,955,178	3,250,922
Mergers and Acquisitions (Note 5)		837,000	13,684,000
Effect of movement in foreign exchange rates		865,525	20,256
Disposals		(340,000)
Balance, December 31, 2022	11,971,963	4,394,766	2,021,324
Amortization		7,605,307	2,366,160
Effect of movement in foreign exchange rates		311,890	7,282
Disposals		(340,000)
Balance, December 31, 2022	6,345,740	12,560,412
Brand name [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	36,977,280	34,574,132	8,602,563
Mergers and Acquisitions (Note 5)		845,000	25,928,000
Effect of movement in foreign exchange rates		1,558,148	43,569
Disposals
Balance, December 31, 2022
Amortization
Effect of movement in foreign exchange rates
Disposals
Balance, December 31, 2022	36,977,280	34,574,132
Subscriber and sponsorship relationships [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	8,875,419	7,914,405	6,832,646
Mergers and Acquisitions (Note 5)		891,000	1,070,000
Effect of movement in foreign exchange rates		70,014	11,759
Disposals
Balance, December 31, 2022	3,214,869	1,856,235	955,500
Amortization		1,333,806	899,727
Effect of movement in foreign exchange rates		24,828	1,008
Disposals
Balance, December 31, 2022	5,660,550	6,058,170
Players contract [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022		311,200	311,200
Mergers and Acquisitions (Note 5)
Effect of movement in foreign exchange rates
Disposals		(311,200)
Balance, December 31, 2022		311,200	311,200
Amortization
Effect of movement in foreign exchange rates
Disposals		(311,200)
Balance, December 31, 2022
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	10,749,000	10,749,000	10,749,000
Mergers and Acquisitions (Note 5)
Effect of movement in foreign exchange rates
Disposals
Balance, December 31, 2022	2,515,040	1,440,120	365,200
Amortization		1,074,920	1,074,920
Effect of movement in foreign exchange rates
Disposals
Balance, December 31, 2022	8,233,960	9,308,880
Talent management owned and operated content brand [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	9,363,000	9,363,000	9,363,000
Mergers and Acquisitions (Note 5)
Effect of movement in foreign exchange rates
Disposals
Balance, December 31, 2022
Amortization
Effect of movement in foreign exchange rates
Disposals
Balance, December 31, 2022	9,363,000	9,363,000
Talent contracts and digital content [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	5,507,000	5,507,000	5,507,000
Mergers and Acquisitions (Note 5)
Effect of movement in foreign exchange rates
Disposals
Balance, December 31, 2022	4,930,340	3,103,940	787,100
Amortization		1,826,400	2,316,840
Effect of movement in foreign exchange rates
Disposals
Balance, December 31, 2022	576,660	2,403,060
Game application and technology development [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	6,339,636	6,063,887
Mergers and Acquisitions (Note 5)			5,988,000
Effect of movement in foreign exchange rates		275,749	75,887
Disposals
Balance, December 31, 2022	6,084,961	2,027,000
Amortization		3,853,494	2,014,866
Effect of movement in foreign exchange rates		204,467	$ 12,134
Disposals
Balance, December 31, 2022	$ 254,675	$ 4,036,887